Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current deferred tax assets:
Operating loss carryforward	¥ 40,498	¥ 35,686
Intangible assets, net	5,311	6,129
Less: valuation allowances	(38,482)	(32,495)
Total	7,327	9,320
Non-current deferred tax liabilities:
Intangible assets, net		122
Dividend withholding taxes	7,898	5,502
Total	¥ 7,898	¥ 5,624